INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued warranty costs	$ 12,944	$ 17,318
Allowance for credit losses	14,728	11,772
Inventory write-down	5,807	1,235
Future deductible expenses	28,720	32,351
Depreciation and impairment difference of property, plant and equipment and solar power systems	18,428	36,332
Accrued liabilities related to antidumping, countervailing and other duty costs and true-up charges	39	40
Government subsidies	46,712	28,723
Net operating losses carry-forward	131,094	79,474
Unrealized foreign exchange loss and capital loss	190	2,677
Interest limitation	15,471	14,031
Others	62,003	48,761
Total deferred tax assets, gross	336,136	272,714
Valuation allowance	(72,678)	(43,488)
Total deferred tax assets, net of valuation allowance	263,458	229,226
Deferred tax liabilities:
Derivative assets	654	2,899
Depreciation difference of property, plant and equipment	34,625	34,914
Insurance recoverable	71	55
Unrealized foreign exchange gain	1,816	3,906
Others	45,662	24,856
Total deferred tax liabilities	82,828	66,630
Analysis as:
Deferred tax assets	263,458	229,226
Deferred tax liabilities	(82,828)	(66,630)
Net deferred tax assets	180,630	162,596
Accumulated net operating losses	821,591
U.S. federal and state
Analysis as:
Accumulated net operating losses subject to expiration between 2021 and 2040	331,767
Allowance
Deferred tax assets:
Valuation allowance	$ (72,678)	$ (43,488)	$ (45,682)	$ (50,118)